FINANCIAL ASSETS AND LIABILITIES - Interest rate contracts (Details)	1 Months Ended
	Apr. 30, 2023	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Interest rate swaps
Derivative [Line Items]
Derivative notional amount		$ 700,000,000	$ 500,000,000
Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Derivative notional amount		700,000,000
Derivative fixed rate, increase (decrease)	0.00261
Designated as Hedging Instrument | 2.41% Interest rate swap
Derivative [Line Items]
Derivative notional amount		$ 50,000,000
Fixed interest rate (percent)		2.41%
Designated as Hedging Instrument | 2.58% Interest rate swap
Derivative [Line Items]
Derivative notional amount		$ 50,000,000
Fixed interest rate (percent)		2.58%
Designated as Hedging Instrument | 1.39% Interest rate swap
Derivative [Line Items]
Derivative notional amount		$ 50,000,000
Fixed interest rate (percent)		1.39%
Designated as Hedging Instrument | 1.29% Interest rate swap
Derivative [Line Items]
Derivative notional amount		$ 50,000,000
Fixed interest rate (percent)		1.29%
Designated as Hedging Instrument | 2.51% Interest rate swap
Derivative [Line Items]
Derivative notional amount		$ 100,000,000
Fixed interest rate (percent)		2.51%
Designated as Hedging Instrument | 0.94% Interest rate swap
Derivative [Line Items]
Derivative notional amount		$ 50,000,000
Fixed interest rate (percent)		0.94%
Designated as Hedging Instrument | 0.74% Interest rate swap
Derivative [Line Items]
Derivative notional amount		$ 50,000,000
Fixed interest rate (percent)		0.74%
Designated as Hedging Instrument | 2.53% Interest rate swap
Derivative [Line Items]
Derivative notional amount		$ 50,000,000
Fixed interest rate (percent)		2.53%
Designated as Hedging Instrument | 1.77% Interest rate swap
Derivative [Line Items]
Derivative notional amount		$ 50,000,000
Fixed interest rate (percent)		1.77%
Designated as Hedging Instrument | 3.37% Interest rate swap
Derivative [Line Items]
Derivative notional amount		$ 50,000,000
Fixed interest rate (percent)		3.37%
Designated as Hedging Instrument | 2.91% Interest rate swap
Derivative [Line Items]
Derivative notional amount		$ 50,000,000
Fixed interest rate (percent)		2.90%
Designated as Hedging Instrument | 3.00% Interest rate swap
Derivative [Line Items]
Derivative notional amount		$ 50,000,000
Fixed interest rate (percent)		3.00%
Designated as Hedging Instrument | 3.90% Interest rate swap
Derivative [Line Items]
Derivative notional amount		$ 50,000,000
Fixed interest rate (percent)		3.90%